Transfer of financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Transfer of Financial Assets not Qualifying for Derecognition

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2017	2016	2017	2016	2017	2016	2017	2016
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	3,995	1,428			2,120	4,106	6,864	8,965
Investments	2	2					621	1,427
Loans and advances to customers								25
Associated liabilities at carrying amount
Deposits from banks		n.a		n.a
Customer deposits		n.a		n.a
Financial liabilities at fair value through profit or loss	3,985	1,443			2,148	4,635	2,599	4,280